Long-term investments - Narrative (Details) $ / shares in Units, $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 $ / shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 $ / shares
Disclosure of financial assets [line items]
Cash proceeds on sale of long-term investments (Note 8)	$ 0		$ 92,564
Snowline Gold Corp.
Disclosure of financial assets [line items]
Shares purchased (in shares) | shares	1.3		1.6
Weighted average share price (in dollars per share) | $ / shares		$ 8.79		$ 5.47
Purchase of investments other than investments accounted for using equity method	$ 8,000		$ 6,000
Proportion of ownership interest in long-term investments	9.90%
Prospector Metals Corp.
Disclosure of financial assets [line items]
Shares purchased (in shares) | shares	24.0
Weighted average share price (in dollars per share) | $ / shares		$ 0.76
Purchase of investments other than investments accounted for using equity method	$ 13,000
Founders Metals Inc.
Disclosure of financial assets [line items]
Shares purchased (in shares) | shares	1.7		4.4
Weighted average share price (in dollars per share) | (per share)	$ 3.84			$ 2.75
Purchase of investments other than investments accounted for using equity method	$ 5,000		$ 9,000
West African Resources Ltd.
Disclosure of financial assets [line items]
Number of equity instruments sold (in shares) | shares			22.0
Cash proceeds on sale of long-term investments (Note 8)			$ 19,000
Osino Resources Corp.
Disclosure of financial assets [line items]
Number of equity instruments sold (in shares) | shares			12.0
Cash proceeds on sale of long-term investments (Note 8)			$ 16,000